THE ADVISORS' INNER CIRCLE FUND III
                                 (THE "TRUST")

                         SGA INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED JANUARY 12, 2018
               TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                        DATED NOVEMBER 28, 2017 ("SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Ms. Cynthia Tusan, a portfolio manager of the Fund and an owner of over 25% of Strategic Global Advisors, LLC (the "Adviser"), now owns over 70% of the Fund. Accordingly, the SAI is hereby amended and supplemented as follows:

     1. In "The Portfolio Managers" section, the "Fund Shares Owned by Portfolio Managers" table is hereby deleted and replaced with the following:

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           NAME                 DOLLAR RANGE OF FUND SHARES OWNED (1)
---------------------------------------------------------------------------
Cynthia Tusan, CFA            Over $1,000,000 (International Equity Fund)
---------------------------------------------------------------------------
Gary Baierl, PhD                                None
---------------------------------------------------------------------------
Mark Wimer, CFA              $50,001 - $100,000 (International Equity Fund)
---------------------------------------------------------------------------
Cherie Badri, CFA            $10,001 - $50,000 (International Equity Fund)
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Brendan Skarra-Corson, CFA   $10,001 - $50,000 (International Equity Fund)
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(1)  Valuation date is January 3, 2018.

     2. The "Principal Shareholders and Control Persons" section is hereby deleted and replaced with the following:

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

As of January 3, 2018, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of the shares of the International Equity Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. Persons beneficially owning more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund. Because the International Equity Plus Fund, International Small Cap Equity Fund and Global Equity Fund had not commenced operations as of the date of this SAI, they did not have any owners to report.

The Adviser or its affiliates (a "Seed Investor") may provide initial funding to or otherwise invest in a Fund. When a Seed Investor provides "seed capital" or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in the Fund. The timing of a redemption by a Seed Investor could benefit the Seed Investor. For example, the Seed Investor may choose to redeem its shares at a time when the Fund's portfolio is more liquid than at other times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including by a Seed Investor, is that investors remaining in the Fund will bear a proportionately higher share of Fund expenses following the redemption, subject to any expense limitation then in effect.

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INTERNATIONAL EQUITY FUND
--------------------------------------------------------------
        NAME AND ADDRESS          CLASS OF SHARES  % OF CLASS
--------------------------------------------------------------
Charles Schwab & Co Inc            Institutional     17.64%
Special Custody A/C FBO Customers
ATTN Mutual Funds
211 Main Street
San Francisco, CA 94105-1905
--------------------------------------------------------------
Cynthia A Tusan &                  Institutional     78.06%
Robert D Tusan TR
U/A 04/02/2002 Tusan Family Trust
100 Bayview Circle, Suite 650
Newport Beach, California 92660
--------------------------------------------------------------
Charles Schwab & Co Inc              Investor        63.09%
Special Custody A/C FBO Customers
ATTN Mutual Funds
211 Main Street
San Francisco, CA 94105-1905
--------------------------------------------------------------
Cynthia A Tusan &                    Investor        36.86%
Robert D Tusan TR
U/A 04/02/2002 Tusan Family Trust
100 Bayview Circle, Suite 650
Newport Beach, California 92660
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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SGA-SK-001-0100